Genworth Variable Insurance Trust
2300 Contra Costa Blvd., Suite 600
Pleasant Hill, California 94523-3967

March 18, 2010

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Genworth Variable Insurance Trust (the “Trust”)/Registration Statement on Form N-14 (1933 Act Registration No. 333-164970)

Ladies and Gentlemen:

Attached is a memorandum that summarizes the staff’s comments on the Registration Statement on Form N-14 and the Trust’s responses to such comments.

The Trust acknowledges that it is responsible for the adequacy and accuracy of the disclosure in the Trust’s filings with the U.S. Securities and Exchange Commission (the “Commission”).  The Trust further acknowledges that staff comments or changes to disclosure in response to staff comments on the Trust’s filings may not foreclose the Commission from taking any action with respect to the Trust’s filings.  The Trust further acknowledges that it may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States of America.

                                                                                                                                                                   Very truly yours,

                                                                                                                                                                   Genworth Variable Insurance Trust

                                                                                                                                                                   By: /s/Carrie E. Hansen
                                                                                                                                                                          Carrie E. Hansen
                                                                                                                                                          President